Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Write-down of inventories to their net realizable value	$ 35,814	$ 68,486